Significant Accounting Policies, Revenue Recognition (Predecessor) (Details)	6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 05, 2022 USD ($) Route	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Revenue [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Revenue Recognition [Abstract]
Concentration risk percentage		0.00%	33.00%	21.00%
United Maritime Predecessor [Member]
Revenue Recognition [Abstract]
Number of T/C routes used in the Baltic Capesize Index | Route	5
United Maritime Predecessor [Member] | Time Charter [Member]
Revenue Recognition [Abstract]
Vessel revenue, net | $	$ 2,327,323				$ 7,395,241	$ 4,124,016
United Maritime Predecessor [Member] | Minimum [Member]
Revenue Recognition [Abstract]
Time period to convert index-linked rate to fixed rate	2 months
United Maritime Predecessor [Member] | Maximum [Member]
Revenue Recognition [Abstract]
Time period to convert index-linked rate to fixed rate	12 months
United Maritime Predecessor [Member] | Revenue [Member] | Customer Concentration Risk [Member] | Customers Accounting for More than 10 Percent [Member]
Revenue Recognition [Abstract]
Concentration risk percentage	100.00%				100.00%	100.00%
United Maritime Predecessor [Member] | Revenue [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Revenue Recognition [Abstract]
Concentration risk percentage	100.00%				100.00%	100.00%